UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Capital LP
Address:  445 Hamilton Avenue, Suite 1210
          White Plains, New York  10601

Form 13F File Number:  28-12848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter K. Shea
Title: President of Icahn Enterprises G.P. Inc., the general partner of Icahn Enterprises Holdings L.P., the sole member of IPH GP LLC, the general partner of Icahn Capital LP
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Peter K. Shea
-----------------
Peter K. Shea                 New York, New York                         2/13/09
[Signature]                   [City, State]                              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $2,804,123
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----

                                                             Form 13F Information Table
                                                     Name of Reporting Manager: Icahn Capital LP


COLUMN 1           COLUMN 2   COLUMN 3        COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                   VALUE        SHRS OR   SH/   PUT/      INVESTMENT     OTHER        Voting Authority
ISSUER             CLASS      CUSIP           (x$1000)     PRN AMT   PRN   CALL      DISCRETION     MANAGER     SOLE  SHARED   NONE
------             -----      -----           --------     -------   ---   ----      ----------     -------     ----  ------   ----

ADVENTRX  PHARMA-   COM      00764X103            277      3,459,459        SH          Sole          n/a     3,459,459
CEUTICALS INC

AMICUS THERA-       COM      03152W109          1,161        145,427        SH          Sole          n/a       145,427
PEUTICS INC

AMYLIN PHARMA-      COM      032346108        123,974     11,426,157        SH          Sole          n/a    11,426,157
CEUTICALS INC

ANADARKO PETE CORP  COM      032511107        293,669      7,617,876        SH          Sole          n/a     7,617,876

BIOGEN IDEC INC     COM      09062X103        612,532     12,860,205        SH          Sole          n/a    12,860,205

BLOCKBUSTER INC     CL A     093679108         13,260     10,523,840        SH          Sole          n/a    10,523,840

BLOCKBUSTER INC     CL B     093679207          2,894      4,452,905        SH          Sole          n/a     4,452,905

CYBERONICS INC      COM      23251P102         33,283      2,008,612        SH          Sole          n/a     2,008,612

EMISPHERE           COM      291345106             68         86,430        SH          Sole          n/a        86,430
TECHNOLOGIES INC

ENDO PHARMA-        COM      29264F205         38,977      1,506,080        SH          Sole          n/a     1,506,080
CEUTICALS INC

ENZON PHARMA-       COM      293904108         14,238      2,457,683        SH          Sole          n/a     2,457,683
CEUTICALS INC

EXELIXIS INC        COM      30161Q104         11,833      2,357,110        SH          Sole          n/a     2,357,110

FORESTAR REAL       COM      346233109          3,786        397,720        SH          Sole          n/a       397,720
ESTATE GROUP INC

GUARANTY FINL       COM      40108N106          8,357     14,696,320        SH          Sole          n/a    14,696,320
GROUP INC

LIFE TECHNO-      COM NEW    53217V109          4,581        196,507        SH          Sole          n/a       196,507
LOGIES CORP

LIONS GATE        COM NEW    535919203         49,278      8,959,668        SH          Sole          n/a     8,959,668
ENTMNT CORP

MEDAREX INC         COM      583916101          1,747        313,040        SH          Sole          n/a       313,040

MOTOROLA INC        COM      620076109        530,672    119,790,447        SH          Sole          n/a   119,790,447

REGENERON PHARMA-   COM      75886F107         54,750      2,508,001        SH          Sole          n/a     2,508,001
CEUTICALS

TAKE-TWO INTER-     COM      874054109          4,091        541,128        SH          Sole          n/a       541,128
ACTIVE SOFTWARE INC

TEMPLE INLAND INC   COM      879868107          6,954      1,448,779        SH          Sole          n/a     1,448,779

WENDYS ARBYS        COM      950587105          3,179        643,590        SH          Sole          n/a       643,590
GROUP INC

WILLIAMS COS INC    COM      969457100        253,046     17,475,520        SH          Sole          n/a    17,475,520

YAHOO INC           COM      984332106        737,516     60,452,099        SH          Sole          n/a    60,452,099


                                    TOTAL   $2,804,123

